Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of future minimum lease payments under operating leases
Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

Operating Leases	($ million)
2021	$130
2022	87
2023	63
2024	51
2025	37
2026 and thereafter	87
Total future minimum lease payments	$455
Less: Interest	38
Total	$417

Schedule of equipment on operating leases
A summary of equipment on operating leases as of December 31, 2021, and 2020 is as follows:

	2021	2020
	(in millions)
Equipment on operating leases	$2,295	$2,442
Accumulated depreciation	(492)	(464)
Net equipment on operating leases	$1,803	$1,978

Schedule of undiscounted lease payments to be received under operating leases
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$245
2022	159
2023	86
2024	34
2025	10
2026 and thereafter	—
Total undiscounted lease payments	$534